Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2012
Registrant Name	GuideStone Funds
Central Index Key	0001131013
Amendment Flag	false
Document Creation Date	Sep. 13, 2013
Document Effective Date	Sep. 13, 2013
Prospectus Date	May 01, 2013